Stockholder’s Deficit (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Equity [Abstract]
Schedule of stock option grant activity

	January 2, 2026 - March 12, 2026	August 6, 2025 - September 2, 2025
Exercise price	$ 9.26 - 7.47	$ 3.27 - 9.09
Risk-free interest rate	3.74 - 3.84%	3.58 -3.91%
Volatility	73.0 - 86.3%	101.4 - 114.4%
Expected life (years)	4 - 4.5	3.19 - 5.00
Dividend yield	0%	0%

The following is an analysis of the stock option grant activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2025	—	$—	—
Granted	6,850,000	7.42	5.23
Expired	—	—	—
Exercised	—	—	—
Outstanding at December 31, 2025	6,850,000	7.42	5.23
Granted	1,000,000	8.37	5.00
Expired	—	—	—
Forfeited	(3,600,000)	(8.04)	(4.38)
Outstanding at March 31, 2026	4,250,000	7.75	5.85

June 30, 2025
Exercise price	3.27 – 9.09
Risk-free interest rate	3.58 – 3.91%
Volatility	101.4 – 114.4%
Expected life (years)	3.19-5.00
Dividend yield	$0%

The following is an analysis of the stock option grant activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2024	—	$—	—
Granted	6,850,000	7.42	5.23
Expired	—	—	—
Exercised	—	—	—
Outstanding at September 30, 2025	6,850,000	$7.42	5.23
Exercisable at September 30, 2025	—

Schedule of stock option grant activity

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2024	—	$—	—
Granted	6,850,000	7.42	5.23
Expired	—	—	—
Exercised	—	—	—
Outstanding at September 30, 2025	6,850,000	$7.42	5.23
Exercisable at September 30, 2025	—

Schedule of recognize the remaining total stock-based compensation

Year	Amount
2026	$2,450,154
2027	4,900,308
2028	4,900,308
2029	3,703,652
2030	265,026
Total	$16,219,448

Year	Amount
Remainder of 2025	$2,009,847
2026	8,039,388
2027	8,039,388
2028	8,039,388
2029	5,000,388
Total	$31,128,519